HOSPITALITY REVENUE	12 Months Ended
Dec. 31, 2025
Disclosure of revenue [Abstract]
HOSPITALITY REVENUE	HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

(US$ Millions)	2025	2024	2023
Room, food and beverage	$1,351	$2,024	$2,250
Other leisure activities	250	219	216
Other hospitality revenue	40	114	128
Total hospitality revenue	$1,641	$2,357	$2,594